SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Computers and software	5 years
Furniture, fixtures and equipment	5 years
Vehicles	5 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

Summary of useful lives of intangible assets

Century 21 franchise rights from Realogy	25 years
Reacquired Century 21 franchise rights	Remaining contractual life at acquisition date
Customer relationship	7/10 years
Real estate listing database	10 years
Trademark	10 years
Sub-franchisee Base	2.9 years
Brand name	Indefinite-live
Mortgage credit license	18.7 years

Schedule of the cash flows associated with the property refinancing activities

The cash flows associated with the property refinancing activities are presented as below (in RMB thousands):

For the year ended December 31,
2014
Cash flow from operating activities
Loan issuance through property refinancing activities	(398,092)
Receipt of loan principals through property refinancing activities	222,550
Transfer of loans through property refinancing activities	577,632
Repurchase of loans through property refinancing activities	(405,820)
Interests received from borrowers	42,330
Interests paid to investors	(16,783)
Cash flow from investing activities
Receipt of loan principals through original property refinancing activities	24,900
Cash flow from financing activities
Transfer of loans through original property refinancing activities	3,730
Repurchase of loans through original property refinancing activities	(22,180)

Schedule of financial instruments measured at fair value

		Fair value measurement at reporting date using
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	78,508,682	—	78,508,682	—
Contingent consideration payable	5,622,887	—	—	5,622,887

Total	84,131,569		78,508,682	5,622,887

		Fair value measurement at reporting date using
Items	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	14,555,504	—	14,555,504	—
Contingent consideration payable	5,622,887	—	—	5,622,887

Total	20,178,391	—	14,555,504	5,622,887

Schedule of contingent consideration payable

        The following summarizes the Group's contingent consideration payable as of December 31, 2014 (in RMB thousands).

Balance as of December 31, 2013	5,623
Settlements	—
Total gains or losses for the period	—

Balance as of December 31, 2014	5,623

Schedule of net change in fair value

        The following summarizes the net change in fair value recorded for the years ended December 31, 2013 and 2014 (in RMB thousands):

	Years ended December 31,
	2013	2014
Net change in fair value in contingent consideration	22,172	—
Net change in fair value in post-employees' options	(103)	52

Total net change in fair value	22,069	52

Schedule of assets measured at fair value on a nonrecurring basis

		Fair value measurement at reporting date using
Items	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Goodwill	83,558,503	—	—	83,558,503

Total	83,558,503	—	—	83,558,503

Schedule of the effect of the revision on the line items within the previously issued consolidated financial statements of the Company

        The effect of the revision on the line items within the previously issued consolidated financial statements of the Company is as follows (in RMB thousands, except per share and per ADS data):

	December 31, 2012		December 31, 2013
	As reported	As revised	As reported	As revised
Balance Sheets
Redeemable Non-controlling interest	69,430	53,752	67,161	42,779
Accumulated deficit	(691,891)	(674,134)	(774,911)	(747,285)
Non-controlling interest	9,304	7,225	8,650	5,406

	For the year ended December 31, 2012		For the year ended December 31, 2013
Operations data				—
Net (income)/loss attributed to non-controlling interest	(3,427)	2,094	2,923	12,792
Net loss attributable to IFM investments Limited	(53,511)	(47,990)	(83,020)	(73,151)
Net loss per share, basic and diluted	(0.08)	(0.07)	(0.12)	(0.11)
Net loss per ADS, basic and diluted	(3.61)	(3.23)	(5.59)	(4.93)